Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Tax Status	Tax Status:
The "Basic Plan Document" was developed by the Plan's Trustee and submitted to the Internal Revenue Service (IRS) for qualifications as a "pre-approved" plan. In its letter dated June 30, 2020, the IRS opined that the form of this pre-approved plan is acceptable under Internal Revenue Code Section 401(k) for use by employers for the benefit of their employees. Although a determination letter has not been requested specifically for this Plan, the Plan's Trustee believes that the Plan, as amended, is currently designed and being operated in compliance with the applicable requirements of the Internal Revenue Code. Therefore, it believes that the Plan is qualified and the related trust is tax-exempt as of the financial statement date.
Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain tax position that more likely than not would not be sustained upon examination by the IRS. The plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain tax positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.